CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF PURCHASE AND OUTSTANDING PAYABLE BALANCES
	2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000

Vendor A	11.4	466	19.8	280